SIGNIFICANT RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
SIGNIFICANT RELATED PARTY TRANSACTIONS [Abstract]
Disclosure of transactions between related parties [text block]
28.	SIGNIFICANT RELATED PARTY TRANSACTIONS

(a)	Apart from those discussed elsewhere in these financial statements, the following are significant related party transactions entered into between the Company and its related parties at agreed rates:

	For the years ended December 31,
	2017	2016	2015
	RMB’000	RMB’000	RMB’000
Service fees paid to Stuart Management Co.	81	81	76

	2017	2016
	RMB’000	RMB’000
Amounts owed to related parties	36,017	35,626
Service fees accrued to Stuart Management Co.	-	7
	36,017	35,633

Pursuant to an administrative services agreement dated as of December 1, 2009 between the Company and Stuart Management Co., an affiliate of Paul K. Kelly, an ex-director who resigned on Nov 27, 2013, the Company paid US$ 12,000 (equivalent to RMB 81,000) during the year ended December 31, 2017 and 2016 plus out-of-pocket expenses to Stuart Management Co. for administrative services. The initial one-year term began on December 1, 2009, and the agreement automatically renews for successive one-year terms unless either party notifies the other of its intent not to renew. During the term of the agreement, Stuart Management Co. will provide the Company with general administrative services, including acting as the Company’s administrative agent in the United States and the British Virgin Islands, and allow the Company to utilize certain of its office space for meetings. The agreement was renewed to reduce the amount to US$ 4,900 (equivalent to RMB 30,000) a month in December 2013. The amount was further reduced to US$ 1,000 (equivalent to RMB 6,000) a month commencing October 2014.

The Company owed Stuart Management Co. US$0 and US$1,000 (equivalent to RMB7,000) as of December 31, 2017 and 2016, respectively.

Mr. Huang Jia Dong, the founder and Chairman of Hengda and the Chief Executive Officer and one of the directors of the Company and Mr. Wong Kung Tok, formerly one of the Company’s significant shareholders, provide working capital loans to the Company from time to time during the normal course of its business. These loans amounted to RMB34,928,000 and RMB34,469,000 as of December 31, 2017 and 2016, respectively. These loans are interest free, unsecured and repayable on demand. Mr. Huang and Mr. Wong are brothers-in-law. Mr. Huang and Mr. Wong are brothers-in-law.

As of December 31, 2017, the Company had a loan of US$167,000 (equivalent to RMB 1,089,000) (2016: US$ 167,000 (equivalent to RMB 1,157,000)) payable to Sound Treasure Limited, an affiliate of Mr. Huang Jia Dong and a shareholder of the Company. This loan is interest free, unsecured and repayable on demand.

(b)
Mr. Huang Jia Dong and Su Pei Zhi provide personal guarantees to the Company for certain bank loans. The guarantees amounted to RMB nil, RMB nil and RMB90,000,000 as of December 31, 2017, 2016 and 2015, respectively. Mr. Su resigned as a director on April 27, 2014 but remains as the Company’s sales deputy general manager.